Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income [abstract]
Profit/(loss) for the year	$ 73,680	$ (46,927)	$ 6,602
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	224	(148)	(166)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	42	(53)	193
Total comprehensive income/(loss) for the period net of tax	73,946	(47,128)	6,628
Attributable to the owners of non-controlling interest	2	0	0
Attributable to the owners of parent	$ 73,944	$ (47,128)	$ 6,628